INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	December 31,		December 31,
	2024		2025
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	$54,254	44.9%	$74,789	39.2%
Suzhou Financial Leasing Co., Ltd.	32,578	3.0	36,649	3.0
RE Crimson Holdings LLC	25,230	20	22,142	20
Panati Holding S.A.	21,199	30	19,372	30
Canadian Solar Infrastructure Fund, Inc.	17,078	14.9	18,479	14.5
Evacuación Tordesillas 400KV, Sociedad Limitada	3,373	46.2	18,072	46.2
Lavras Solar Holding S.A.	12,296	20	13,154	20
Tordesillas Renovables, S.L.	1,215	33.4	13,123	33.4
Marangatu Holding S.A.	19,640	30	5,966	30
Others	46,117	1.8-49%	67,855	1.8-49%
Total	$232,980		$289,601